Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Expenses
Net income (loss) for the period	$ (182,505)	$ 5,280
Asian Equity Exchange Group Co LTD [Member]
Revenue		242,512
Cost of sales		(908)
Gross profit		241,604
Expenses
General and administrative	$ (186,619)	(231,462)
Income (loss) from operations	$ (186,619)	$ 10,142
Other income (loss)
Income (loss) before provision for income taxes	$ (186,619)	$ 10,142
Provision for income taxes	4,114	(4,862)
Net income (loss) for the period	(182,505)	5,280
Other comprehensive income (loss), net of tax
Exchange differences on translating foreign operations	2,470	(1,982)
Total comprehensive income (loss) for the period	$ (180,035)	$ 3,298
Basic and diluted income (loss) per common share	$ 0.00	$ 0.00
Basic and diluted weighted average common shares outstanding	1,000,000,000	236,111,111